Income Taxes - Schedule of Theoretical Income Tax Expense Calculated on the Basis of Applicable Corporate Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Schedule of Theoretical Income Tax Expense Calculated on the Basis of Applicable Corporate Tax Rate [Abstract]
Loss before income taxes	$ (19,268,357)	$ (6,497,449)	[1]	$ (2,232,689)	[1]
Tax expense calculated at a statutory corporate income tax rate of 17%	(3,275,621)	(1,104,566)		(379,557)
Non-deductible expenses	3,678,619	4,210		9,173
Income not subject to tax	(30,772)	(4,604)		(1,991)
Effect of different tax rates in other countries	2,629,500	(145,097)		(102,836)
Unrecognized deferred tax asset	4,839,573	1,250,057		447,184
Tax deductions and incentives	(302,003)
Foreign exchange rate difference	(278,895)
Adjustment relating to prior years	184,535
Income tax expense	$ 7,444,936		[1]	$ (28,027)	[1]

[1]	Prior year comparatives have been reclassified to reflect the impact of the reverse recapitalization. See Note 4, “Business combination and reverse recapitalization,” for details.